Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share
Earnings Per Share

Note 12 – Earnings Per Share

The table below reconciles basic weighted average common shares outstanding to diluted weighted average shares outstanding for three and nine months ended September 30, 2021 and 2020. Basic earnings per share is based on the weighted average number of common shares outstanding for the period. Diluted earnings per share also includes the dilutive effect of additional potential common shares issuable from stock-based awards and are determined using the treasury stock method. Basic earnings per share represents net earnings or loss attributable to common stock divided by the basic weighted average number of common shares outstanding during the period. Diluted earnings per share represents net earnings divided by diluted weighted average number of common shares, which includes the average dilutive effect of all potentially dilutive securities that are outstanding during the period. The Preferred Stock, unvested stock awards, warrants and options are included in the number of shares outstanding for diluted earnings per share calculations, unless a net loss is reported, in which situation preferred shares, unvested stock awards, warrants and options are excluded from the number of shares outstanding for diluted earnings per share calculations.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Net loss (attributable to common stockholders)	$(55,440)	$(3,003)	$(291,636)	$(6,329)
Weighted average shares outstanding – basic and diluted	9,330,805	7,414,098	8,410,583	7,296,365
Basic and fully diluted loss per share	$(5.94)	$(0.40)	$(34.67)	$(0.87)

Due to the net loss to common stockholders in each of the periods presented above, diluted loss per share was computed without consideration to potentially dilutive instruments as their inclusion would have been anti-dilutive. As of September 30, 2021 and 2020, potentially dilutive securities excluded from the diluted loss per share calculation are as follows:

	September 30,	September 30,
	2021	2020
Series A-1 Preferred Stock	14,069,187	14,404,018
Series B Preferred Stock	8,777,812	—
Warrant Common Stock	590,316	276,000
2014 Equity Incentive Plan	9,428,776	7,446,230
Total potentially dilutive securities	32,866,091	22,126,248

Note 12 – Earnings Per Share

The table below reconciles basic weighted average common shares outstanding to diluted weighted average shares outstanding for December 31, 2020 and 2019. Basic earnings per share is based on the weighted average number of common shares outstanding for the period. Diluted earnings per share also includes the dilutive effect of additional potential common shares issuable from stock-based awards and are determined using the treasury stock method. Basic earnings per share represents net earnings or loss attributable to common stockholders divided by the basic weighted average number of common shares outstanding during the period. Diluted earnings per share represents net earnings divided by diluted weighted average number of common shares, which includes the average dilutive effect of all potentially dilutive securities that are outstanding during the period. Our A-1 preferred shares, unvested stock awards, warrants and options are included in the number of shares outstanding for diluted earnings per share calculations, unless a net loss is reported, in which situation A-1 preferred shares, unvested stock awards, warrants and options are excluded from the number of shares outstanding for diluted earnings per share calculations.

	Years Ended December 31,
	2020	2019
Net loss (attributable to common stockholders)	$94,461,205	$12,284,998
Weighted average shares outstanding – basic	7,352,268	7,200,808
Effect of dilutive securities:
Preferred stock	—	—
Warrants	—	—
Weighted average shares outstanding – diluted	7,352,268	7,200,808
Basic loss per share	$(12.85)	$(1.71)